Auditor's Remuneration - Disclosure of Detailed Information About Auditor's Remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors' remuneration
Payable to the auditors	£ 10.4	£ 7.9	£ 7.7
Audit services	6.8	6.8	6.2
Total audit and audit related assurance services	7.7	7.6	6.8
Tax services	0.0		0.4
Total non-audit related services	2.7	0.3	0.9
RELX PLC [member]
Auditors' remuneration
Payable to the auditors	0.9	0.9	0.9
Audit services	0.1	0.1
Payable to the auditors of the Group's subsidiaries [member]
Auditors' remuneration
Payable to the auditors	5.9	5.9	5.3
Audit-related assurance services [member]
Auditors' remuneration
Audit services	0.9	0.8	0.6
Consulting [member]
Auditors' remuneration
Other services	0.0		0.1
Due diligence and other transaction-related services [member]
Auditors' remuneration
Other services	£ 2.7	£ 0.3	£ 0.4